Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
(In millions)	2012	2011	2010

Cash Paid (Refunded) For:
Interest	$230.0	$120.6	$82.5

Income Taxes - Continuing Operations	$331.1	$352.9	$339.0

Income Taxes - Discontinued Operations	$(44.0)	$149.1	$31.4

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$1,171.7	$7,043.0	$805.0
Cash paid for acquired businesses and product lines	(1,079.0)	(5,898.8)	(651.5)

Liabilities assumed of acquired businesses and product lines	$92.7	$1,144.2	$153.5

Declared but unpaid dividends	$54.7	$—	$—

Issuance of restricted stock	$—	$—	$1.4

Issuance of stock upon vesting of restricted stock units	$29.3	$22.7	$16.3